Nasdaq

Received SEC

JUN 16 2015

Washington, DC 20549

William Slattery, CFA
Vice President
Listing Qualifications

CERTNAS
001-37447

By Electronic Mail

15007776

June 16, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on June 15, 2015, The Nasdaq Stock Market (the "Exchange") received from 8point3 Energy Partners LP (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Class A shares representing limited partner interests

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery